RESTRICTED NET ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 653,035	¥ 97,942